Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Segment information [Abstract]
Number of operating segments	3
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	$ 4,478		$ 4,192		$ 4,041
Depreciation and amortization	615		563		480
Operating Income - net income [Abstract]
Operating income	1,791		1,774		1,625
Unallocated items [Abstract]
Total financial items	(354)		(103)		(294)
Income taxes	(232)		(189)		(159)
Net income	1,205		1,482		1,172
Total assets	19,632		18,304
Goodwill	1,320		1,320		1,676
Total liabilities	13,608		12,002
Capital expenditures - fixed assets	1,690		2,543		2,368
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	4,478		4,192		4,041
Fixed assets - operating drilling units	12,894	[1]	11,223	[1]
Norway [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	815		966		1,393
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	815		966		1,393
Fixed assets - operating drilling units	1,868	[1]	2,007	[1]
UK [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	230		56		151
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	230		56		151
Fixed assets - operating drilling units	1,112	[1]	0	[1]
Brunei [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	95		54		66
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	95		54		66
Fixed assets - operating drilling units	197	[1]	38	[1]
Thailand [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	310		303		165
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	310		303		165
Fixed assets - operating drilling units	354	[1]	605	[1]
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	226		207		62
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	226		207		62
Fixed assets - operating drilling units	690	[1]	333	[1]
Congo [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2		0		37
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	2		0		37
Fixed assets - operating drilling units	161	[1]
Nigeria [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	419		235		204
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	419		235		204
Fixed assets - operating drilling units	1,148	[1]	1,191	[1]
Canada [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	66		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	66		0		0
Fixed assets - operating drilling units	546	[1]
USA [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	260		202		186
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	260		202		186
Fixed assets - operating drilling units	1,296	[1]	496	[1]
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	629		913		710
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	629		913		710
Fixed assets - operating drilling units	1,714	[1]	2,096	[1]
China [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	183		299		230
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	183		299		230
Fixed assets - operating drilling units	0	[1]	1,091	[1]
Indonesia [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	92		130		159
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	92		130		159
Fixed assets - operating drilling units	99	[1]	321	[1]
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		0		109
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		0		109
Vietnam [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	180		157		150
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	180		157		150
Fixed assets - operating drilling units	337	[1]	336	[1]
Angola [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	358		337		182
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	358		337		182
Fixed assets - operating drilling units	945	[1]	979	[1]
Red Sea [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		0		68
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	0		0		68
Trinidad & Tobago [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	83		41		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	83		41		0
Fixed assets - operating drilling units	252	[1]	424	[1]
Ghana [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	122		0		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	122		0		0
Fixed assets - operating drilling units	655	[1]
Saudi Arabia/Kuwait [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	146		127		69
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	146		127		69
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - operating drilling units	661	[1]	331	[1]
Mexico [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	137		49		0
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	137		49		0
Fixed assets - operating drilling units	593	[1]	605	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	125		116		100
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	125		116		100
Fixed assets - operating drilling units	267	[1]	370	[1]
Floaters [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	2,859		2,694		2,264
Depreciation and amortization	412		358		301
Operating Income - net income [Abstract]
Operating income	1,250		1,328		1,140
Unallocated items [Abstract]
Total assets	13,725		12,600
Goodwill	890		890
Total liabilities	9,514		8,274
Capital expenditures - fixed assets	1,342		1,805		1,330
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	2,859		2,694		2,264
Jack up Rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	861		776		578
Depreciation and amortization	146		135		99
Operating Income - net income [Abstract]
Operating income	225		220		199
Unallocated items [Abstract]
Total assets	4,210		4,200
Goodwill	281		281
Total liabilities	2,918		2,745
Capital expenditures - fixed assets	150		495		877
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	861		776		578
Tender Rigs [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	758		589		482
Depreciation and amortization	57		63		57
Operating Income - net income [Abstract]
Operating income	316		221		222
Unallocated items [Abstract]
Total assets	1,697		1,504
Goodwill	149		149
Total liabilities	1,176		983
Capital expenditures - fixed assets	198		243		134
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	758		589		482
Well Services [Member]
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0		133		717
Depreciation and amortization	0		7		23
Operating Income - net income [Abstract]
Operating income	0		5		64
Unallocated items [Abstract]
Capital expenditures - fixed assets	0		0		27
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues (excluding gain on sale of assets)	$ 0		$ 133		$ 717

[1]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.